Share Capital and Employee Compensation Plans - Disclosure of change in the accrued PSU liability (Details) - Performance Share Units $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	173,750,000	0
Granted (in shares) | shares	61,875,000	173,750,000
Settled for cash ( in shares) | shares	(82,500,000)	0
Outstanding, end of year (in shares) | shares	153,125,000	173,750,000
Outstanding, beginning of year	$ 764	$ 0
Granted	451	1,336
Settled for cash	(535)	0
Change in value	25	(572)
Outstanding, end of year	$ 705	$ 764